Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for doubtful accounts – beginning	$ (63)	$ (56)
Write-offs	20	25
Additions to allowance for doubtful accounts	(14)	(32)
Allowance for doubtful accounts – ending	$ (57)	$ (63)